Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2023
Pension And Employee Benefits [Abstract]
Pension and Other Employee Benefits
25.
Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees, in which case, benefits are computed based on R.A. 7641 (Retirement Pay Law) or the minimum mandated benefit by the law. For the purpose of complying with Revised IAS 19, Employee Benefits, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT and certain of its subsidiaries actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2023. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2023 and 2022, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	15,883	22,298	28,197
Service costs	1,016	1,093	1,614
Interest costs on benefit obligation	1,065	1,173	922
Actuarial losses on obligations – experience	154	78	538
Actuarial losses on obligations – economic assumptions	2,303	(3,972)	(5,502)
Actual benefits paid/settlements	(2,848)	(102)	(3,471)
Curtailment and others	391	(4,685)	—
Present value of defined benefit obligations at end of the year	17,964	15,883	22,298
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	16,291	14,683	15,000
Actual contributions	4,507	6,359	3,614
Interest income on plan assets	1,138	983	605
Actual benefits paid/settlements	(2,510)	(5,313)	(3,471)
Return on plan assets (excluding amount included in net interest)	(4,904)	(421)	(1,065)
Fair value of plan assets at end of the year	14,522	16,291	14,683
Overfunded (unfunded) status – net	(3,442)	408	(7,615)
Accrued benefit costs	3,541	482	7,760
Prepaid benefit costs (Note 18)	99	890	145

Components of net periodic benefit costs:
Service costs	1,016	1,093	1,614
Interest costs - net	(73)	190	317
Curtailment/settlement gains and other adjustments	272	261	—
Net periodic benefit costs (Note 5)	1,215	1,544	1,931

Actual net loss on plan assets amounted to Php3,766 million for the year ended December 31, 2023, while actual net gain on plan assets amounted to Php562 million and actual net loss amounted to Php460 million for the years ended
December 31, 2022 and 2021, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2024 will amount to
Php17,776 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2023:

(in million pesos)
2024	238
2025	344
2026	538
2027	593
2028	1,284
2029 to 2032	12,214

The average duration of the defined benefit obligation at the end of the reporting period is 12.21 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.0	7.3	5.3

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2023 and 2022, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	15,762
	(1)	(19,838)

Future salary increases	1	19,903
	(1)	(15,732)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement;
(ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as government securities, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	9,439	13,509
Shares of stock	2,017	1,913
Corporate bonds and loans receivable	2,287	318
Mutual funds	225	7
Government securities	10	129
Total noncurrent financial assets	13,978	15,876
Current Financial Assets
Cash and cash equivalents	399	410
Receivables	42	8
Total current financial assets	441	418
Total PLDT’s Plan Assets	14,419	16,294
Subsidiaries Plan Assets	103	(3)
Total Plan Assets of Defined Benefit Pension Plans	14,522	16,291

Investment in shares of stocks is valued using the latest bid price at the reporting date. Investments in corporate bonds, mutual funds and government securities are valued using the quoted market prices at reporting date.

Unquoted Equity Investments

As at December 31, 2023 and 2022, this account consists of:

	2023	2022	2023	2022
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	8,507	12,634
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	672	625
BTFHI	100	100	260	250
			9,439	13,509

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation. Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value. The VIU calculations were derived from cash flow projections over a period of five years based on the 2024 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value. Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures. The post-tax discount rates applied to cash flow projections range from 11.3% to 12.2%. Cash flows beyond the five-year period are determined using 0.0% to 4.8% growth rates.

The Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs with underlying shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs) amounting to Php6 billion on
May 8, 2012. On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV. In various dates in 2012, MediaQuest received a deposit for future PDRs subscription of Php6 billion from ePLDT.

The Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion on January 25, 2013. The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures. Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV. From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription. The Satventures PDRs and Cignal TV PDRs were subsequently issued on
September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV. Also, on the same date, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion. The underlying shares of these additional PDRs are the shares of stocks of

Hastings held by MediaQuest (Hastings PDRs). Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World. From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

ePLDT’s Board of Directors approved on February 19, 2014 an additional Php500 million investment in Hastings PDRs of which Php300 million was received by MediaQuest on March 11, 2014. As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014 on May 21, 2015. Subsequently, on
May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs. This provided ePLDT with 70% economic interest in Hastings. In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million.

The Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php3,100 million and Php1,400 million to fund MediaQuest’s investment requirements in 2019 and 2020, respectively, which were fully drawn by MediaQuest during the same years. The full amounts were fully drawn by MediaQuest during 2019 and 2020.

In 2021 and 2022, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest to fund its cash requirements amounting to Php2,000 million and Php1,000 million, respectively. As at December 31, 2022, both investments were already fully drawn by MediaQuest.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs. The beneficial trust fund’s total investment into TMBLA amounted to Php119 million consisting of initial direct subscription in shares of stocks of TMBLA in the amount of Php20 million (net of unpaid subscription amounting to Php32 million) and subsequently via a Deed of Pledge amounting to Php99 million. The cumulative change in the fair market values of this investment amounted to Php553 million and Php494 million as at December 31, 2023 and 2022, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million on October 26, 2012. Total cash dividend income amounted to
Php10 million for each of the years ended December 31, 2023, 2022 and 2021. Dividend receivables amounted to
Php2 million each as at December 31, 2023 and 2022.

Shares of Stocks

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Common shares
PSE	1,134	1,054
PLDT	34	35
Others	489	464
Preferred shares	360	360
	2,017	1,913

Dividends earned on PLDT common shares amounted to Php3 million for each of the years ended December 31, 2023 and 2022 and Php2 million for the year ended December 31, 2021.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2023 and 2022. These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT. Dividends earned on this investment amounted to Php49 million each for the years ended December 31, 2023 and 2022 and
Php47 million for the year ended December 31, 2021.

Mutual Funds

Investment in mutual funds includes UITF, bond and equity funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in percentage)
Investments in listed and unlisted equity securities	79	95
Temporary cash investments	3	2
Debt and fixed income securities	16	2
Mutual funds	2	1
	100	100

Corporate Bonds and Loans Receivable

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from June 2024 to June 2030 and fixed interest rates from 4.38% to 6.80% per annum.

On August 16, 2023, September 19, 2023, November 24, 2023 and December 20, 2023, the Board of Trustees of the PLDT Beneficial Trust Fund entered into 10-year loan agreements with TV5 Network Inc. with an aggregate amount of
Php2,050 million. The total amount was fully drawn by TV5 Network Inc. on the respective loan agreement dates. The applicable interest rates for the loans shall be based on the average of the One Year PHP BVAL for the three consecutive business days immediately prior to and including the interest rate setting date plus a credit margin of 125 bps per annum.

Government Securities

Investments in government securities include Retail Treasury Bonds and FXTN bearing interest rates ranging from 3.9% to 4.8% per annum. These securities are fully guaranteed by the government of the Republic of the Philippines.

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary. Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary. The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure. Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with Republic Act No. 7641. As at December 31, 2023 and 2022, Smart and certain of its subsidiaries were in compliance with the requirements of Republic Act No. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2023. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,777	3,264	2,775
Service costs	262	262	313
Interest costs on benefit obligation	210	156	101
Actuarial gains (losses) – economic assumptions	8	(20)	(40)
Actuarial (losses) – experience	(98)	(216)	12
Actual benefits paid/settlements	(344)	(396)	—
Curtailment and others	(15)	(273)	103
Present value of defined benefit obligations at end of the year	2,800	2,777	3,264
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,485	4,137	3,651
Actual contributions	248	299	306
Interest income on plan assets	261	213	132
Return on plan assets (excluding amount included in net interest)	(4)	(322)	(18)
Actual benefits paid/settlements	(372)	(842)	—
Others	—	—	66
Fair value of plan assets at end of the year	3,618	3,485	4,137
Funded status – net	818	708	873
Prepaid benefit costs (Note 18)	818	708	873

Components of net periodic benefit costs:
Service costs	262	262	313
Interest costs - net	(51)	(57)	(31)
Net periodic benefit costs	211	205	282

Actual net income on plan assets amounted to Php257 million and net loss of Php109 million for the years ended
December 31, 2023 and 2022, respectively, while actual net gains on plan assets amounted to Php114 million for the year ended December 31, 2021.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php309 million to the plan in 2024.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2023:

(in million pesos)
2024	85
2025	144
2026	140
2027	186
2028	254
2029 to 2033	2,069

The average duration of the defined benefit obligation at the end of the reporting period is 10 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	7.3	7.3	5.0

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2023 and 2022, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	28
	(1)	(28)

Future salary increases	(1)	(28)
	1	28

Smart’s Retirement Plan

The fund is being managed by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark. In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international. The portfolio mix is kept at 81% and 19% for fixed income securities and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,471	2,152
International equities	723	—
Philippine foreign currency bonds	670	220
Domestic equities	613	676
International fixed income	259	222
Total noncurrent financial assets	4,736	3,270
Current Financial Assets
Cash and cash equivalents	217	1,411
Total current financial assets	217	1,411
Total plan assets	4,953	4,681
Less: Employee’s share, forfeitures and mandatory reserve account	1,342	1,196
Total Plan Assets of Defined Contribution Plans	3,611	3,485

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 3.00% to 11.00% per annum.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE. These investments earn on stock price appreciation and dividend payments. This includes investment in PLDT shares with fair value of
Php33 million and Php21 million as at December 31, 2023 and 2022, respectively.

International Equities

Investments in international equities include exchange traded funds in iSHARES Core MSCI World UCITS ETF USD.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.38% to 10.63% per annum.

International Fixed Income

Investments in international fixed income include iSHARES U.S. Treasury Bond ETF.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor. This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the Plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in percentage)
Investments in debt and fixed income securities and others	73	86
Investments in listed and unlisted equity securities	27	14
	100	100

Other Long-term Employee Benefits

TIP

In 2017, the Board of Directors of PLDT approved the TIP which intended to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals, based on the achievement of telco core income targets. The program was divided into two cycles. Cycle 1 covered the performance period from 2017 to 2019, was in the form of PLDT common shares of stocks and later modified to a mix of equity shares and cash grants, and was released in three annual grants. Cycle 2 covered the performance period from 2020 to 2021, was settled in cash and was released in 2022. TIP was administered by the ECC.

LTIP

On December 23, 2021, the ECC approved the LTIP covering the years 2022 to 2026, covering two cycles, which intended to provide incentive compensation in the form of cash to key officers, executives and other eligible participants who are consistent performers, compliant with codes of conduct and contributors to our strategic and financial goals, with defined metrics based on the achievement of telco core income, customer experience and sustainability. The target metrics for Sustainability are expected to capture the company’s performance in various ESG materiality areas, including but not limited to, climate action such as initiatives to reduce energy consumption and GHG emissions, employee and customer welfare, diversity and inclusion, cyber security and data privacy, and business ethics. Cycle 1 covers performance period from 2022 to 2024 and payout will be based on the achievement of performance targets. Cycle 2 covers performance period from 2025 and 2026 and is subject to the ECC’s further evaluation and approval of the final terms.

This other long-term employee benefit liability was recognized and measured using the projected unit credit method and was amortized on a straight-line basis over the vesting period.

The expense accrued for the LTIP amounted to Php839 million and Php1,272 million for the years ended December 31, 2023 and 2022, respectively, and the expense accrued for TIP amounted to Php1,186 million for the year ended
December 31, 2021.

The accrued incentive payable amounted to Php2,182 million and Php1,294 million as at December 31, 2023 and 2022, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.